Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Collateral Obtained [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 67	€ 89
Collateral on consolidating securitization trusts	€ 46	€ 54